Selected Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011		Nov. 30, 2010		Nov. 30, 2009
Segment Reporting Information [Line Items]
Revenues	$ 15,793		$ 14,469		$ 13,460
Operating expenses	10,299		9,092		8,407
Selling and administrative	1,717		1,614		1,590
Depreciation and amortization	1,522		1,416		1,309
Operating income (loss)	2,255		2,347		2,154
Capital expenditures	2,696		3,579		3,380
Total assets	38,637		37,490		36,835
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	8,921		8,379		7,815
Operating expenses	5,848		5,294		4,944
Selling and administrative	938		902		896
Depreciation and amortization	869		843		791
Operating income (loss)	1,266		1,340		1,184
Capital expenditures	1,232		1,082		1,474
Total assets	21,642		21,239		21,073
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	6,504		5,730		5,280
Operating expenses	4,244		3,572		3,215
Selling and administrative	655		584		573
Depreciation and amortization	579		505		458
Operating income (loss)	1,026		1,069		1,034
Capital expenditures	1,380		2,260		1,823
Total assets	15,626		14,849		14,659
Cruise Support
Segment Reporting Information [Line Items]
Revenues	90		79		78
Operating expenses	3		14		12
Selling and administrative	103		98		89
Depreciation and amortization	31		27		25
Operating income (loss)	(47)		(60)		(48)
Capital expenditures	68		218		58
Total assets	795		802		593
Tour and Other
Segment Reporting Information [Line Items]
Revenues	392		403		427
Operating expenses	318		334		376
Selling and administrative	21		30		32
Depreciation and amortization	43		41		35
Operating income (loss)	10		(2)		(16)
Capital expenditures	16		19		25
Total assets	574	[1]	600	[1]	510	[1]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(114)	[2]	(122)	[2]	(140)	[2]
Operating expenses	$ (114)	[2]	$ (122)	[2]	$ (140)	[2]

[1]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.
[2]	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination.